Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2018 (CHF million)
Balance at beginning of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
Increase/(decrease)	(114)	(342)	(10)	(710)	(26)	1,605	403
Increase/(decrease) due to equity method investments	(10)	0	0	0	0	0	(10)
Reclassification adjustments, included in net income/(loss)	114	19	(7)	319	(109)	49	385
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(10)	(323)	(38)	(391)	(135)	1,654	757
Balance at end of period	(72)	(13,442)	10	(3,974)	387	(890)	(17,981)
2017 (CHF million)
Balance at beginning of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
Increase/(decrease)	(61)	(1,054)	(13)	337	0	(2,008)	(2,799)
Increase/(decrease) due to equity method investments	1	0	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	33	30	0	358	(121)	32	332
Total increase/(decrease)	(27)	(1,024)	(13)	695	(121)	(1,976)	(2,466)
Balance at end of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
2016 (CHF million)
Balance at beginning of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Increase/(decrease)	(6)	441	1	7	142	(1,043)	(458)
Increase/(decrease) due to equity method investments	(6)	0	0	0	0	0	(6)
Reclassification adjustments, included in net income/(loss)	(8)	79	0	387	(106)	0	352
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	475	475
Total increase/(decrease)	(20)	520	1	394	36	(568)	363
Balance at end of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2018	2017	2016
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	19	30	79
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	396	444	513
Tax expense/(benefit)	(77)	(86)	(126)
Net of tax	319	358	387
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(138)	(153)	(134)
Tax expense/(benefit)	29	32	28
Net of tax	(109)	(121)	(106)
1
Includes net releases of CHF 21 million on the liquidation of Credit Suisse Securities (Johannesburg) Proprietary Limited in 2018 and net releases of CHF 17 million on the liquidation of Credit Suisse Principal Investments Limited and AJP Cayman Ltd. in 2016. In addition, it includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 2017 and net releases of CHF 59 million on the sale of Credit Suisse (Gibraltar) Limited in 2016. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 31 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2018		2017		2016
Common shares issued
Balance at beginning of period	2,556,011,720		2,089,897,378		1,957,379,244
Issuance of common shares	0		466,114,342		132,518,134
of which share-based compensation	0		0		30,000,000
Balance at end of period	2,556,011,720		2,556,011,720		2,089,897,378
Treasury shares
Balance at beginning of period	(5,757,666)		0		(5,910,224)
Sale of treasury shares	770,559,108		809,307,879		1,218,245,936
Repurchase of treasury shares	(816,841,331)		(857,049,873)		(1,224,501,214)
Share-based compensation	46,612,198		41,984,328		12,165,502
Balance at end of period	(5,427,691)		(5,757,666)		0
Common shares outstanding
Balance at end of period	2,550,584,029	[1]	2,550,254,054	[2]	2,089,897,378
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505,062,294 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2018 (CHF million)
Balance at beginning of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
Increase/(decrease)	(115)	(344)	(11)	(18)	(10)	1,394	896
Reclassification adjustments, included in net income/(loss)	108	19	(7)	49	0	48	217
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(7)	(325)	(39)	31	(10)	1,442	1,092
Balance at end of period	(58)	(13,573)	9	(350)	(8)	(860)	(14,840)
2017 (CHF million)
Balance at beginning of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)
Increase/(decrease)	(61)	(1,009)	(13)	(40)	0	(1,716)	(2,839)
Reclassification adjustments, included in net income/(loss)	26	30	0	61	0	32	149
Total increase/(decrease)	(35)	(979)	(13)	21	0	(1,684)	(2,690)
Balance at end of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
2016 (CHF million)
Balance at beginning of period	6	(12,750)	60	(612)	2	–	(13,294)
Increase/(decrease)	(6)	409	1	131	0	(1,082)	(547)
Reclassification adjustments, included in net income/(loss)	(16)	72	0	79	0	0	135
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	464	464
Total increase/(decrease)	(22)	481	1	210	0	(618)	52
Balance at end of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2018	2017	2016
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	19	30	72
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	55	68	123
Tax expense/(benefit)	(6)	(7)	(44)
Net of tax	49	61	79
1
Includes net releases of CHF 21 million on the liquidation of Credit Suisse Securities (Johannesburg) Proprietary Limited in 2018 and net releases of CHF 17 million on the liquidation of Credit Suisse Principal Investments Limited and AJP Cayman Ltd. in 2016. In addition, it includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 2017 and net releases of CHF 59 million on the sale of Credit Suisse (Gibraltar) Limited in 2016. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.